INCOME TAXES - Disclosure of detailed information about company's recognized deferred tax assets and liabilities (Details) - CAD ($)	Feb. 29, 2024	Feb. 28, 2023
Disclosure Of Deferred Tax Assets Liabilities [Line Items]
Net deferred tax assets	$ 0	$ 0
Property and equipment [Member]
Disclosure Of Deferred Tax Assets Liabilities [Line Items]
Net deferred tax assets	(33,000)	0
Non-capital losses [Member]
Disclosure Of Deferred Tax Assets Liabilities [Line Items]
Net deferred tax assets	68,000	0
ROU asset [Member]
Disclosure Of Deferred Tax Assets Liabilities [Line Items]
Net deferred tax assets	(27,000)	(37,435)
ROU liability[Member]
Disclosure Of Deferred Tax Assets Liabilities [Line Items]
Net deferred tax assets	27,000	37,435
Short-term investment [Member]
Disclosure Of Deferred Tax Assets Liabilities [Line Items]
Net deferred tax assets	(291,000)	0
Deferred gain on short-term investment [Member]
Disclosure Of Deferred Tax Assets Liabilities [Line Items]
Net deferred tax assets	$ 256,000	$ 0